Subsidiary Entities and Subsidiary Companies - Additional Information (Detail)	9 Months Ended
Sep. 30, 2022
Disclosure of subsidiaries [line items]
Proportion of ownership interest held (as percent)	100.00%
PMI CIM
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as percent)	98.33%
COMESA
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as percent)	60.00%